REAL SILK INVESTMENTS, INC.
                445 North Pennsylvania Street
                          Suite 500
                 Indianapolis, Indiana  46204


                        PRESS RELEASE


                        April 30, 1999

    The Board of Directors today declared a Quarterly Dividend of $2.50 per share, on Common Stock, payable June 11, 1999, to shareholders of record
May 12, 1999.






                              REAL SILK INVESTMENTS, INC.



                              Lorretta A. Cox
                              Secretary